Warrants (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 28, 2016	Dec. 31, 2021	Mar. 21, 2016	Aug. 20, 2014	Oct. 07, 2013
Warrants (Details) [Line Items]
Purchase price (in Dollars per share)			$ 15.04	$ 42.48	$ 18.4
Warrants issued		125,000
Warrant outstanding		125,000
Share Purchase Agreement [Member]
Warrants (Details) [Line Items]
Warrants issued for services	125,000
Warrants to purchase shares	125,000
Purchase price (in Dollars per share)	$ 17.6